ING Equity Trust

ING SmallCap Value Multi-Manager Fund

(formerly, ING SmallCap Value Choice Fund)

(“Fund”)

Supplement dated June 6, 2008

to the Fund’s Class A, Class B, Class C and Class M shares’  Prospectus and

Class I and Class Q shares’ Prospectus each dated September 28, 2007 and to the Fund’s Class W shares’ Prospectus dated December 17, 2007

Effective April 1, 2008, Julie Kutasov was added as co-portfolio manager to the Fund. The Prospectuses are hereby revised as follows:

The information relating to Kayne Anderson Rudnick Investment Management, LLC under the section entitled “Management of the Funds – Adviser and Sub-Advisers” on page 45 of the Class A, Class B, Class C and Class M shares’ Prospectus, on page 37 of the Class I and Class Q shares’ Prospectus and page 26 of the Class W shares’ Prospectus is hereby amended to include the following:

Julie Kutasov, CPA, is a Portfolio Manager and a Senior Research Analyst with primary research responsibilities for the small and mid-capitalization financials (banks, REITS, and business development) sector. Before joining Kayne Anderson Rudnick in 2001, she worked at Goldman Sachs in a program focused on investment management for high-net worth individuals and at Arthur Andersen as a Senior Associate leading teams that provided financial-audit and business-advisory services to a variety of clients in service-related industries. She has approximately seven years of equity research experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Trust

ING SmallCap Value Multi-Manager Fund

(formerly, ING SmallCap Value Choice Fund)

(“Fund”)

Supplement dated June 6, 2008

to the Fund’s Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares’

Statement of Additional Information (“SAI”) dated September 28, 2007 and to the Fund’s Class W shares’ SAI dated December 17, 2007

Effective April 1, 2008, Julie Kutasov, CPA, was added as co-portfolio manager to the Fund. The SAIs are hereby revised as follows:

The information in the table entitled “Other Accounts Managed” in the section entitled “Portfolio Managers – ING SmallCap Value Multi-Manager Fund – Kayne Anderson Rudnick Investment Management, LLC” on page 120 of the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares’ SAI and page 107 of the Class W shares’ SAI and in the table entitled “Ownership of Securities” on page 123 of the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares’ SAI and on page 107 of the Class W shares’ SAI is hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
JULIE KUTASOV, CPA(1)	6	217.4	0	0	14,500	2,919.8

* None of the accounts are subject to a performance fee.

(1)  The information is as of April 30, 2008.

Portfolio Manager	Dollar Range of Fund Shares Owned
JULIE KUTASOV, CPA(1)	None

(1)  The information is as of April 30, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE